Share Capital - Summary of issued and outstanding shares (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Description of stock conversion ratio	1-to-200
Special Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Description of stock conversion ratio	1-to-0.00001